Loans Payable (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Loans Payable [Abstract]
Principal amount		$ 22,828	€ 0
Loan amount in percentage		0.10%	0.10%
Loan bears interest		0.10%	0.10%
Trade receivables percentage		0.10%	0.10%
Loans payable description	Between the years of 2011 to 2013, the Company received loans from related parties totaling EUR35,000 (approximately $40,144) (the “Related Party 6% Loans”). The Loans have a stated interest rate of at 6.0%. EUR10,000 (approximately $11,461) of the loans matures on July 31, 2020 and EUR25,000 (approximately $28,653) of the loan matures on December 31, 2021. As the Related Party 6% Loans were received at below market interest rates, the initial fair value of the 3% Loan was determined to be EUR21,936 (approximately $25,140), determined using an estimated effective interest rate of 11.5%.
Line of credit				$ 229,224	€ 0
Accrues interest				4.00%	4.00%
Line of control				0.50%	0.50%